Working Capital - Summary of Information about Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of trade and other receivables [line items]
Trade receivables	£ 2,152	£ 2,130
Current assets [member]
Disclosure of trade and other receivables [line items]
Trade receivables	2,152	2,130
Interest receivable	14	19
Other receivables	335	244
Prepayments	157	159
Accrued income	20	40
Trade and other receivables	2,678	2,592
Non-current assets [member]
Disclosure of trade and other receivables [line items]
Other receivables	38	45
Prepayments	8	13
Trade and other receivables	£ 46	£ 58